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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JULY 2000

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                   Approx Asset
Date           Number    Price   Value or Approx        Seller
Each   Ident   Shrs      Per      Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share   at Time of Purch       Broker

07-03    GF     4500    13.7431      17.23            Weeden & Co.
07-05   " "     4500    13.6472      17.44              " "
07-06   " "     4500    13.7347      17.53              " "
07-07   " "     1500    13.6875      17.86              " "
07-10   " "     3700    13.8750      17.88              " "
07-11   " "     3700    13.8125      17.68              " "
07-12   " "     3700    13.8767      17.63              " "
07-13   " "     3700    13.8497      17.58              " "
07-14   " "     3700    13.8750      17.69              " "
07-17   " "     4600    13.9973      18.03              " "
07-18   " "     4600    14.2853      18.01              " "
07-19   " "     2700    14.4514      17.63              " "
07-20   " "     4600    14.4783      17.89              " "
07-21   " "     4600    14.5408      18.05              " "
07-24   " "     6000    14.6094      17.98              " "
07-25   " "     6000    14.4773      18.23              " "
07-26   " "     5000    14.4375      17.92              " "
07-27   " "     5000    14.5125      17.82              " "
07-28   " "     5000    14.3288      17.30              " "
07-31   " "     2300    14.1875      17.47              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          08/01/00


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